Mentor Money Market Portfolio
                 Mentor U.S. Government Money Market Portfolio


                                ---------------
                                 Annual Report
                                ---------------
                               September 30, 1998










                                 [MENTOR LOGO]

MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:
On behalf of all the associates at Mentor Investment Group, we would like to take this opportunity to thank you for your investment in the Mentor U.S. Government Money Market Portfolio and the Mentor Money Market Portfolio. This Annual Report reaffirms our commitment to our shareholders and details the financial performance of these investments for the period ended September 30, 1998.


Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $13 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives by offering mutual funds and separately-invested portfolios.


In the commentary that follows, Mentor's investment team presents an insightful perspective on the markets and strategies that shaped their investment decisions for the past fiscal year. Our investment teams operate with these priorities:


FOCUS -- In most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of the portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.

OPPORTUNITIES -- By offering six different management styles, portfolio diversification is simplified. By offering multiple styles, Mentor gives investors the tools for long-term investment success through diversification and accommodation of changing investment needs.

SERVICE -- To help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Relationship Coordinators are professionally trained and licensed to serve clients' needs.


TECHNOLOGY -- Abreast of the most advanced technology and using the latest analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.


We at Mentor are honored to be a partner in the management of your financial assets. Mentor Investment Group provides diversified investment styles and services to over one million shareholders. We serve individuals, corporations, endowments, foundations, public funds, and municipalities. To learn more about Mentor, please contact your consultant or us at (800) 382-0016.


We look forward to making the Mentor formula work for you, and to a mutually beneficial relationship.


Sincerely,

/s/ Daniel J. Ludeman              /s/ Paul F. Costello
-----------------------            -----------------------
Daniel J. Ludeman                  Paul F. Costello
CHAIRMAN                           PRESIDENT


                                              [MENTOR LOGO]

MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MANAGERS' COMMENTARY: THE CASH MANAGEMENT TEAM
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

The year ended September 30, 1998 witnessed remarkable economic and financial stability in the United States. The economy remained in a growth pattern that was just strong enough to keep us moving ahead, yet not so strong as to raise the risk of inflation. Consequently, despite record levels of employment and capacity utilization, the Federal Reserve maintained interest rates at levels which have persisted since February, 1997.


But around the world, seeds of future turmoil were being sown and as we enter the new fiscal year, those seeds seem ready to bear a bitter fruit. It began in Hong Kong in December, when currency problems gave rise to an economic crisis which quickly spread throughout the region. Amid tumbling stock markets and near-defaults on debt, Asian economies appeared to be slowing. This raised immediate concerns that weakened demand for U.S. products in those areas would harm U.S. production and slow U.S. growth.


The initial impact was slight, most notably a decline in interest rates as it became increasingly unlikely that the Fed would have to raise rates. Indeed, the Fed itself stated that policy would remain "on hold" until the situation clarified. But gradually the impact became more noticeable, and by spring the trade deficit had widened and companies involved in Asian trade reported softening demand. In effect, the Asian crisis did the Fed's job for them, taking steam out of the economy at a time when an increase in rates might otherwise have been necessary.


By mid-summer, the Asian situation continued to worsen and concerns were mounting for other world economies such as Russia, Europe and South America. Concrete evidence began to surface of a slowing of the U.S. growth rate. Russia defaulted on its international debt amid growing economic and political instability. Most major stock markets, including the U.S., suffered severe losses and currencies vacillated. Interest rates in the U.S. declined as our fixed-income markets were inundated by investment assets seeking safety. In late September a major hedge fund reported financial difficulties amid rumors that other financial institutions were about to suffer the same fate. Finally, on September 29th, the Federal Reserve acted to ease the developing crisis by lowering the Fed Funds rate by 0.25%.


As of this writing, the world appears to be in a state of financial turmoil and no one seems sure of what the ultimate impact will be. There is growing speculation that the consequences to the U.S. could be significant, perhaps even leading to a credit crunch and recession. It is widely anticipated that the Fed will ease further in order to stabilize the situation.


It should be noted that we eliminated our exposure to Japanese issuers over two years ago, and have restricted our use of other foreign obligations to a select list of issuers. These are the highest quality countries such as Canada, Great Britain, Germany and Switzerland. Also, as early as February of this year, we recognized that the events then developing around the world were likely to prevent the Federal Reserve from raising rates and could eventually require the Fed to lower rates. Accordingly, we extended our portfolios to an average maturity of 55-60 days, the outer end of our normal range of 30-60 days, and maintained that position through the balance of the year. Given the strong possibility that rates may go still lower, we intend to continue with that strategy into the coming year. More than ever, in this time of turmoil, we pledge continued emphasis on safety and liquidity through high credit standards and conservative investment policies.


November 1998

MENTOR MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                     PRINCIPAL
                                      AMOUNT              MARKET VALUE
BANKERS ACCEPTANCES - 5.56%
Bank of Montreal, 5.51%,
   12/08/98                       $1,335,740               $ 1,321,838
NationsBank Corporation,
   5.45%, 7/19/99                  1,000,000                   955,946
                                                           -----------
TOTAL BANKERS ACCEPTANCES                                    2,277,784
                                                           -----------
BANK NOTES - 21.97%
Abbey National North
   America, 5.88%, 12/22/98        1,000,000                 1,000,663
Banc One Milwaukee
   National Association,
   5.55%, 1/29/99                  1,000,000                   999,842
Bank of NewYork, 5.66%,
   6/17/99                         1,000,000                   999,503
FCC National Bank, 5.74%,
   5/07/99                         1,000,000                   999,657
First Tennessee Bank National
   Association, 5.65% -
   5.70%, 4/15/99 - 7/09/99        2,000,000                 1,999,373
Harris Trust, 5.55%,
   10/13/98                        2,000,000                 2,000,000
Key Bank National
   Association, 5.51%,
   1/14/99 (b)                     1,000,000                   999,881
                                                           -----------
TOTAL BANK NOTES                                             8,998,919
                                                           -----------
CERTIFICATES OF DEPOSIT - 9.76%
Bankers Trust Delaware,
   5.69%, 7/27/99                  1,000,000                   999,529
Canadian Imperial Bank,
   5.55%, 11/02/98                 2,000,000                 2,000,071
Rabobank Nederland NV,
   5.70%, 4/20/99                  1,000,000                 1,000,688
                                                           -----------
TOTAL CERTIFICATES OF DEPOSIT                                4,000,288
                                                           -----------
COMMERCIAL PAPER - 36.45%
General Electric Company,
   5.51%, 10/22/98                 2,000,000                 1,993,572
Greenwich Funding
   Corporation, 5.48%,
   11/09/98 (a)(c)                 2,000,000                 1,988,127
Mont Blanc Capital
   Corporation, 5.54%,
   10/22/98 (a)                    2,000,000                 1,993,537
Monte Rosa Capital
   Corporation, 5.53%,
   10/23/98 (a)                    2,000,000                 1,993,241
Rincon Securities Inc., 5.52%,
   11/23/98 (a)                    1,000,000                   991,873
Special Purpose Accounts
   Receivable Cooperative
   Corporation, 5.56%,
   10/23/98                        2,000,000                 1,993,204
Vehicle Services of America,
   Limited, 5.52%, 11/04/98        2,000,000                 1,989,573


                                     PRINCIPAL
                                      AMOUNT              MARKET VALUE
COMMERCIAL PAPER (CONTINUED)%
Windmill Funding
   Corporation, 5.55%,
   10/29/98 (a)                   $2,000,000               $ 1,991,367
                                                           -----------
TOTAL COMMERCIAL PAPER                                      14,934,494
                                                           -----------
FOOD & KINDRED PRODUCTS - 2.44%
Mississippi Business Financial
   Corporation (Taxable
   Variable Rate Demand
   Note), 5.55%, 1/01/23 (b)       1,000,000                 1,000,000
                                                           -----------
HEALTH CARE - 2.44%
Catholic Health Initiatives
   (Taxable Variable Rate
   Demand Note), 5.30%,
   12/01/27 (b)                    1,000,000                 1,000,000
                                                           -----------
REAL ESTATE - 2.93%
C.C.M. Properties, 5.70%,
   2/01/11 (b)                     1,200,000                 1,200,000
                                                           -----------
U.S. GOVERNMENT AGENCIES - 4.64%
Federal National Mortgage
   Association, 4.93%,
   1/21/99 (b)                     1,000,000                   999,877
Student Loan Marketing
   Association, 4.73%,
   11/10/98 (b)                      900,000                   899,666
                                                           -----------
TOTAL U.S. GOVERNMENT
   AGENCIES                                                  1,899,543
                                                           -----------
REPURCHASE AGREEMENTS - 13.23%
Goldman Sachs & Company
   Dated 9/30/98, 5.61%, due
   10/01/98, collateralized by
   $5,437,311 (original face
   value) Federal Home Loan
   Mortgage Corporation,
   6.50% - 7.75%, 10/01/01 -
   05/01/13, market value
   $5,528,343
   (cost $5,419,944)               5,419,944                 5,419,944
                                                           -----------
TOTAL INVESTMENTS
   (COST $40,730,972)-99.42%
                                                            40,730,972
OTHER ASSETS LESS LIABILITIES - 0.58%
                                                               239,317
                                                           -----------
NET ASSETS - 100.00%                                       $40,970,289
                                                           ===========

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b).

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees unless otherwise noted.
(b) Floating Rate Securities -- The rates shown are the effective rates at September 30, 1998.
(c) The security is deemed illiquid because it can not be resold within seven business days from September 30, 1998.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                     PRINCIPAL AMOUNT    MARKET VALUE
U.S. GOVERNMENT AGENCIES - 52.13%
Federal Farm Credit Bank,
   5.70%, 11/03/98                 $ 1,000,000         $  1,000,172
Federal Home Loan Bank,
   5.01%, 10/20/98 (a)               3,000,000            2,999,955
Federal Home Loan Bank,
   5.40% - 5.63%, 1/15/99 -
   7/15/99                           9,560,000            9,557,718
Federal Home Loan Mortgage
   Corporation, 5.30% -
   5.45%, 10/06/98 - 12/21/98       15,000,000           14,875,620
Federal Home Loan Mortgage
   Corporation, 5.33% -
   5.47%, 1/26/99 -
   8/17/99 (a)                       6,000,000            5,997,524
Federal National Mortgage
   Association, 5.20% -
   5.63%, 2/12/99 - 5/6/99          10,000,000            9,969,153
Federal National Mortgage
   Association, 4.93% -
   5.38%, 11/09/98 -
   5/28/99 (a)                      11,000,000           10,997,535
                                                       ------------
TOTAL U.S. GOVERNMENT
   AGENCIES                                              55,397,677
                                                       ------------
REPURCHASE AGREEMENTS - 47.70%
Dean Witter Dated 9/30/98,
   5.62%, due 10/1/98,
   collateralized by various
   U.S. Government securities
   with total original face value
   of $25,889,000, 5.49% -
   7.55%, 10/06/98 - 4/15/27,
   market value $25,500,152         25,000,000           25,000,000
Goldman Sachs & Company
   Dated 9/30/98, 5.61%, due
   10/01/98, collateralized by
   $16,131,941 (original face
   value) Federal Home Loan
   Mortgage Corporation,
   7.50%, 10/01/27, market
   value $12,946,065                12,692,220           12,692,220
J.P. Morgan Securities, Inc. (b)
   Dated 7/16/98, 5.56%, due
   10/19/98, collateralized by
   $25,970,039 (original face
   value) Government
   National Mortgage
   Association, 8.50% -
   9.00%., 6/15/16 - 10/15/27,
   market value $8,217,789           8,000,000            8,000,000


                                     PRINCIPAL AMOUNT    MARKET VALUE
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Dated 7/13/98,
   5.54%, due 10/13/98,
   collateralized by
   $20,347,264 (original face
   value) Federal National
   Mortgage Association,
   10/01/24 - 12/01/25, market
   value $5,100,858                $ 5,000,000         $  5,000,000
                                                       ------------
TOTAL REPURCHASE AGREEMENTS                              50,692,220
                                                       ------------
TOTAL INVESTMENTS
   (COST $106,089,897)-99.83%
                                                       $106,089,897
OTHER ASSETS LESS LIABILITIES - 0.17%
                                                            183,141
                                                       ------------
NET ASSETS - 100.00%                                   $106,273,038
                                                       ============

(a) Floating Rate Securities -- The rates shown are the effective rates at September 30, 1998.
(b) The security is deemed illiquid because it can not be resold within seven business days from September 30, 1998.


SEE NOTES TO FINANCIAL STATEMENTS.

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MENTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

                                              MONEY MARKET         U.S. GOVERNMENT
                                               PORTFOLIO        MONEY MARKET PORTFOLIO
ASSETS
Investments, at amortized cost (Note 2)
Investment securities                        $  35,311,028         $   55,397,677
Repurchase agreements                            5,419,944             50,692,220
                                             -------------         --------------
 Total investments                              40,730,972            106,089,897
Receivables
 Dividends and interest                            270,031                585,632
 Fund shares sold                                  167,750                 54,000
Deferred expenses (Note 2)                          16,210                 15,375
                                             -------------         --------------
 TOTAL ASSETS                                   41,184,963            106,744,904
                                             -------------         --------------
LIABILITIES
Dividends payable                                  194,865                465,840
Accrued expenses and other liabilities              19,809                  6,026
                                             -------------         --------------
 TOTAL LIABILITIES                                 214,674                471,866
                                             -------------         --------------
NET ASSETS                                   $  40,970,289         $  106,273,038
                                             =============         ==============
SHARES OUTSTANDING                              40,970,289            106,273,038
NET ASSET VALUE PER SHARE                    $        1.00         $         1.00

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

                                                                U.S. GOVERNMENT
                                               MONEY MARKET      MONEY MARKET
                                              PORTFOLIO (A)        PORTFOLIO
INVESTMENT INCOME
Interest (Note 2)                              $ 1,816,540        $ 5,164,328
                                               -----------        -----------
EXPENSES
Management fee (Note 4)                             51,691            202,179
Transfer agent fee                                  22,291             34,490
Custodian and accounting fees                       16,449             35,521
Registration expenses                                8,933             18,100
Legal fees                                             727              1,659
Shareholder reports and postage expenses               652              1,444
Directors' fees and expenses                           575              1,327
Audit fees                                             489              1,008
Organizational expenses                                  -              4,100
Miscellaneous                                        3,480              3,440
                                               -----------        -----------
 Total expenses                                    105,287            303,268
                                               -----------        -----------
NET INVESTMENT INCOME                          $ 1,711,253        $ 4,861,060
                                               ===========        ===========

(a) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MONEY MARKET                U.S. GOVERNMENT
                                                                        PORTFOLIO              MONEY MARKET PORTFOLIO

                                                                      PERIOD ENDED         YEAR ENDED            PERIOD
                                                                       9/30/98 (B)          9/30/98         ENDED 9/30/97 (C)
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                               $   1,711,253      $    4,861,060        $    741,466
                                                                     -------------      --------------        ------------
 Increase in net assets resulting from operations                        1,711,253           4,861,060             741,466
                                                                     -------------      --------------        ------------
Distributions to Shareholders
 From net investment income                                             (1,711,253)         (4,861,060)           (741,466)
                                                                     -------------      --------------        ------------
  Total distributions to shareholders                                   (1,711,253)         (4,861,060)           (741,466)
                                                                     -------------      --------------        ------------
Capital Share Transactions (Note 5)
 Proceeds from sale of shares                                           69,738,706         170,787,913          70,658,240
 Reinvested distributions                                                1,450,841           4,466,073             612,639
 Shares redeemed                                                       (30,219,258)       (130,785,595)         (9,466,232)
                                                                     -------------      --------------        ------------
 Change in net assets resulting from capital share transactions         40,970,289          44,468,391          61,804,647
                                                                     -------------      --------------        ------------
 Increase in net assets                                                 40,970,289          44,468,391          61,804,647
Net Assets
 Beginning of period                                                             -          61,804,647                   -
                                                                     -------------      --------------        ------------
 End of period                                                       $  40,970,289      $  106,273,038        $ 61,804,647
                                                                     =============      ==============        ============

FINANCIAL HIGHLIGHTS

                                                            MONEY MARKET         U.S. GOVERNMENT MONEY MARKET
                                                              PORTFOLIO                   PORTFOLIO
                                                            PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                                             9/30/98 (B)         9/30/98          9/30/97 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $   1.00            $   1.00         $   1.00
                                                            --------            --------         --------
Income from investment operations
 Net investment income                                          0.05                0.05             0.01
                                                            --------            --------         --------
 Total from investment operations                               0.05                0.05             0.01
                                                            --------            --------         --------
Less distributions
 From net investment income                                    (0.05)              (0.05)           (0.01)
                                                            ---------           ---------        ---------
 Total distributions                                           (0.05)              (0.05)           (0.01)
                                                            ---------           ---------        ---------
Net asset value, end of period                              $   1.00            $   1.00         $   1.00
                                                            =========           =========        =========
TOTAL RETURN (D)                                                4.74%               5.42%            1.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $  40,970           $ 106,273        $  61,805
Ratio of expenses to average net assets                          0.33% (a)           0.33%            0.33% (a)
Ratio of net investment income to average net assets             5.35% (a)           5.27%            5.26% (a)

(a) Annualized.
(b) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.
(c) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.
(d) Not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1: ORGANIZATION

Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of twelve separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at September 30, 1998, as follows:


      Mentor Growth Portfolio ("Growth Portfolio")
      Mentor Perpetual Global Portfolio ("Global Portfolio")
      Mentor Capital Growth Portfolio ("Capital Growth Portfolio")
      Mentor Strategy Portfolio ("Strategy Portfolio")
      Mentor Income and Growth Portfolio ("Income and Growth Portfolio")
      Mentor Balanced Portfolio ("Balanced Portfolio")
      Mentor Municipal Income Portfolio ("Municipal Income Portfolio")
      Mentor Quality Income Portfolio ("Quality Income Portfolio")
      Mentor Short-Duration Income Portfolio ("Short-Duration Income Portfolio") Mentor High Income Portfolio ("High Income Portfolio")
      Mentor U.S. Government Money Market Portfolio ("Government Portfolio") Mentor Money Market Portfolio ("Money Market Portfolio")


The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements include only the Money Market Portfolio and the Government Portfolio.


The investment objective of the Money Market Portfolio is to seek a high rate of current income consistent with preservation of capital and maintenance of liquidity. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments.


The Government Portfolio's investment objective is to seek a high rate of current income consistent with preservation of capital and maintenance of liquidity. The Portfolio invests exclusively in U.S. Treasury bills, notes and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations.



NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.


(a) Valuation of Securities -- Securities held by the Portfolios are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Portfolios' $1.00 per share net asset value calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated. Net asset value per share is determined each business day for the Fund and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.


(b) Repurchase Agreements -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments.


Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Security Transactions and Interest Income -- Security transactions for the Portfolios are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


(d) Federal Taxes -- No provision for federal income taxes has been made since it is each Portfolios' intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


(e) Deferred Expenses -- Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(f) Distributions -- Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.



NOTE 3: DIVIDENDS

Each Portfolio declares a daily dividend, equal to its net investment income for that day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month. Distributions from net realized capital gains, if any, will be distributed annually.



NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolios' investment advisor, receives for its services an annual investment advisory fee not to exceed the following percentages of the average daily net assets of the
Portfolios: 0.22% of the first $500 million of the Portfolios' average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For the period ended September 30, 1998, Mentor Advisors earned advisory fees of $51,691 and $202,179 from Money Market Portfolio and Government Portfolio, respectively.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.



NOTE 5: CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:


                                                     MENTOR MONEY
                                                    MARKET PORTFOLIO
                                                     PERIOD ENDED
                                                      9/30/98 (a)
Shares sold                                           69,738,706
Shares issued upon reinvestment of distributions       1,450,841
Shares redeemed                                      (30,219,258)
                                                     -----------
Change in net assets from capital share
  transactions                                        40,970,289
                                                     ===========


                                          MENTOR U.S. GOVERNMENT
                                          MONEY MARKET PORTFOLIO
                                       YEAR ENDED        PERIOD ENDED
                                        9/30/98           9/30/97 (b)
Shares sold                           170,787,913        70,658,240
Shares issued upon reinvestment
  of distributions                      4,466,073           612,639
Shares redeemed                      (130,785,595)       (9,466,232)
                                     ------------        ----------
Change in net assets from capital
  share transactions                   44,468,391        61,804,647
                                     ============        ==========

(a) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.

YEAR 2000 (UNAUDITED)
The Portfolios receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

MENTOR FUNDS
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES AND SHAREHOLDERS
MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT
MONEY MARKET PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, as of September 30, 1998 of Money Market Portfolio and U.S. Government Money Market Portfolio, portfolios of Mentor Funds, and the related statement of operations, statement of changes in net assets and financial highlights for Money Market Portfolio for the period from November 19, 1997 (commencement of operations) to September 30, 1998 and for U.S. Government Money Market Portfolio, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from June 27, 1997 (commencement of operations) to September 30, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio and U.S. Government Money Market Portfolio, portfolios of Mentor Funds, as of September 30, 1998, the results of their operations, the changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.


                                    /s/  KPMG Peat Marwick LLP




Boston, Massachusetts
November 20, 1998

MENTOR FUNDS
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

DANIEL J. LUDEMAN, TRUSTEE & CHAIRMAN
           Chairman and Chief Executive Officer
           Mentor Investment Group, LLC


ARCH T. ALLEN III, TRUSTEE
           Attorney at Law
           Allen & Moore, LLP


JERRY R. BARRENTINE, TRUSTEE
           President
           J.R. Barrentine & Associates


ARNOLD H. DREYFUSS, TRUSTEE
           Chairman
           Eskimo Pie Corporation


WESTON E. EDWARDS, TRUSTEE
           President
           Weston Edwards & Associates


THOMAS F. KELLER, TRUSTEE
           Former Dean, Fuqua School of Business
           Duke University


LOUIS W. MOELCHERT, JR., TRUSTEE
           Vice President for Business & Finance
           University of Richmond


J. GARNETT NELSON, TRUSTEE
           Consultant
           Mid-Atlantic Holdings, LLC


TROY A. PEERY, JR., TRUSTEE
           President
           Heilig-Meyers Company


PETER J. QUINN, JR., TRUSTEE
           Managing Director
           Mentor Investment Group, LLC

OFFICERS

PAUL F. COSTELLO, PRESIDENT
           Managing Director
           Mentor Investment Group, LLC


TERRY L. PERKINS, TREASURER
           Senior Vice President
           Mentor Investment Group, LLC


GEOFFREY B. SALE, SECRETARY
           Associate Vice President
           Mentor Investment Group, LLC


MICHAEL A. WADE, ASSISTANT TREASURER
           Vice President
           Mentor Investment Group, LLC



This report is authorized for distribution to prospective investors only when preceded or accompanied by a Mentor Funds prospectus, which contains complete information about fees, sales charges and expenses. Please read it carefully before you invest or send money.

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